Summary of Significant Accounting Policies (Details) - Schedule of revenues are disaggregated by segment - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020
Schedule Of Revenues Are Disaggregated By Segment Abstract
General support services	$ 4,800,000	$ 4,800,000	$ 14,400,000	$ 14,400,000
Financial services	352,192	41,602	970,224	41,602	$ 86,964
Total revenues	$ 5,152,192	$ 4,841,602	$ 15,370,224	$ 14,441,602	$ 19,286,964	$ 19,200,000